INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

7. INVENTORIES

Inventories consist of the following:

	As of
	June 30, 2023	December 31, 2022

Finished goods	$66,056	$46,277

There were no inventory write-downs nor write-off for the three and six months ended June 30, 2023 and 2022, respectively.

6. INVENTORIES

Inventories consist of the following:

	As of December 31,
	2022	2021
Finished goods	$46,277	$375,535

For the years ended December 31, 2022 and 2021, the Company recognized $5,307 and $36,241 inventory write-down; and $142,466 and $0 inventory write-off, respectively.